Condensed Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income/ (loss)	$ 11,706	$ (1,416)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization	9,953	9,755
Amortization of deferred finance fees and bond premium	1,964	364
Amortization of dry dock and special survey costs	578	705
Changes in operating assets and liabilities:
Decrease in prepaid expenses and other current assets	129	142
Payment for Drydocking	(99)	0
Increase in accounts receivable	(2,965)	(51)
Increase / (decrease) in accounts payable	220	(101)
(Decrease)/ increase in accrued expenses	(135)	152
(Decrease)/ increase in due to related parties	(4,190)	390
Increase in deferred revenue	556	0
Net cash provided by operating activities	17,717	9,940
INVESTING ACTIVITIES
Acquisition of vessels	(72,252)	0
Increase in due from related parties	0	(30,395)
Net cash used in investing activities	(72,252)	(30,395)
FINANCING ACTIVITIES
Proceeds from Long term debt, net of deferred finance costs and discount	198,081	0
Loan repayment	(126,000)	0
IPO expenses	(2,922)	0
Dividend paid	(11,627)	0
Proceeds from issuance of general partner units	551	0
Owner's net investment	0	13,854
Net cash provided by financing activities	58,083	13,854
Net increase/ (decrease) in cash and cash equivalents	3,548	(6,601)
Cash and cash equivalents, beginning of year	30,877	9,152
Cash and cash equivalents, end of year	34,425	2,551
Supplemental disclosures of cash flow information
Cash interest paid	2,375	14,008
Non-cash financing activities
Accrued IPO expenses	$ 430	$ 0